Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (2,648)	$ (2,608)
Less: Net loss attributable to non-controlling interest	(125)	(154)
Net loss attributable to the Company	(2,523)	(2,454)
Adjustments to reconcile net loss to net cash used in operating activities:
Net loss attributable to non-controlling interest	(125)	(154)
PPP loan forgiveness	(45)	0
Non-cash equity compensation	0	61
Non-cash related party lease expense (Note 8)	1,123	1,243
Depreciation and amortization expense	58	69
Changes in:
Prepaid expenses and other current assets	(12)	10
Accounts payable and accrued expenses	230	277
Interest payable - related party	64	64
Net cash used in operating activities	(1,230)	(884)
Cash flows from investing activities
Software development costs and equipment expenditures	(9)	0
Net cash used in investing activities	(9)	0
Cash flows from financing activities
Proceeds from sales of common stock	1,608	1,056
Proceeds from PPP loan	45	0
Returns of deposits on common stock subscriptions	(454)	0
Net repayments against stockholder payable	(18)	(144)
Net cash provided by financing activities	1,181	912
Net (decrease) increase in cash and cash equivalents	(58)	28
Cash and cash equivalents, beginning of the year	94	66
Cash and cash equivalents, end of year	36	94
Cash paid during the year for:
Interest	0	0
Income taxes	800	800
Non-cash Investing Activities:
Accrual of software developments costs	$ 244	$ 244